Equity (Details)												12 Months Ended
		Jan. 13, 2026 USD ($) $ / shares shares	Nov. 14, 2025 USD ($) shares	Oct. 20, 2025 USD ($) $ / shares shares	Oct. 17, 2025 USD ($) shares	Jul. 11, 2025 $ / shares shares	Aug. 16, 2024 shares	Aug. 08, 2024 USD ($) $ / shares shares	Jun. 28, 2024 shares	Jun. 21, 2024 USD ($)	Jun. 21, 2024 HKD ($)	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	May 31, 2024 $ / shares shares
Equity [Line Items]
Reverse shares split existing						5,000,000,000
Gross proceeds | $												$ 5,799,600
Net proceeds | $			$ 3,508,805
Offering expenses | $			2,290,650
Ordinary shares unissued, par value | $ / shares						$ 0.00001
Par value | $ / shares								$ 1
Business Acquisition [Member]
Equity [Line Items]
Total voting percentage														89.30%
IPO [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 4
Ordinary share, shares issued				1,400,000
Shares issued					1,400,000
Gross proceeds | $				$ 5,600,000	$ 5,600,000							$ 5,600,000
Underwriting discounts | $			$ 5,799,600
Quality Corporate Services Ltd [Member]
Equity [Line Items]
Ordinary share, shares issued																1
Star Blessings Limited [Member]
Equity [Line Items]
Ordinary share, shares issued								92,500,000
Shares issued									924
Additional gross capital | $										$ 90,457
Ordinary share, shares outstanding								92,500,000
Transfer of shares						10,387,500	83,100,000
Mr. Cheung Po LUI [Member]
Equity [Line Items]
Ordinary share, shares issued								5,000,000
Shares issued									50
Ordinary share, shares outstanding								5,000,000
Transfer of shares						625,000	5,000,000
Mr. Po TSUI [Member]
Equity [Line Items]
Ordinary share, shares issued								2,500,000
Shares issued									25
Ordinary share, shares outstanding								2,500,000
Transfer of shares						312,500	2,500,000
Accolade Consultants Limited [Member]
Equity [Line Items]
Additional gross capital										837,934	$ 6,531,673
Accolade Corporate Services Limited [Member]
Equity [Line Items]
Additional gross capital										1,124,201	$ 8,768,765
Starry Prospect Limited [Member]
Equity [Line Items]
Additional gross capital | $										$ 121,954
Mr. Cheung Po LUI, and Mr. Po TSUI [Member]
Equity [Line Items]
Ordinary share, shares authorized								5,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.00001
Stock split								100,000
Share capital value (in Dollars) | $								$ 50,000
Forever Peak Holdings Limited [Member]
Equity [Line Items]
Transfer of shares						612,500	4,900,000
River Wise Holdings Limited [Member]
Equity [Line Items]
Transfer of shares						562,500	4,500,000
Unissued Ordinary Shares [Member]
Equity [Line Items]
Ordinary share, shares authorized		500,000,000				625,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.00008
Ordinary share, shares issued						100,000,000								12,500,000
Ordinary share, shares outstanding						12,500,000						12,500,000
Shares unissued		4,486,050,100
Authorized Share Capital [Member]
Equity [Line Items]
Ordinary share, shares authorized		4,375,000,000
Authorized share capital | $		$ 50,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary share, shares authorized	[1]											4,500,000,000		4,500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]											$ 0.00008		$ 0.00008
Ordinary share, shares issued	[1]											11,949,900		10,500,000
Share capital value (in Dollars) | $	[1]											$ 985		$ 840
Ordinary share, shares outstanding	[1]											11,949,900		10,500,000
Voting shares rights												one
Class A Ordinary Shares [Member] | Star Blessings Limited [Member]
Equity [Line Items]
Repurchased of shares		2,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary share, shares authorized	[1]											500,000,000		500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]											$ 0.00008		$ 0.00008
Ordinary share, shares issued	[1]											2,000,000		2,000,000
Share capital value (in Dollars) | $	[1]											$ 160		$ 160
Ordinary share, shares outstanding	[1]											2,000,000		2,000,000
Voting shares rights		50										50
Class B Ordinary Shares [Member] | Star Blessings Limited [Member]
Equity [Line Items]
Shares issued		2,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary share, shares authorized		5,000,000,000										625,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00008										$ 0.00008				$ 0.00001
Ordinary share, shares issued		13,949,900						100,000,000				12,500,000				5,000,000,000
Shares issued			49,900									1,449,900	[2]
Ordinary share, shares outstanding		13,949,900						100,000,000						12,500,000
Gross proceeds | $			$ 199,600
Authorized share capital | $		$ 400,000
Ordinary Shares [Member] | Star Blessings Limited [Member]
Equity [Line Items]
Shares issued									925
Ordinary Shares [Member] | Unissued Ordinary Shares [Member]
Equity [Line Items]
Shares unissued		500,000,000
Ordinary Shares [Member] | Authorized Share Capital [Member]
Equity [Line Items]
Ordinary share, shares authorized		625,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00008
Authorized share capital | $		$ 400,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary share, shares authorized		4,500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00008
Shares issued	[2]											1,449,900
Voting shares rights		1
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Star Blessings Limited [Member]
Equity [Line Items]
Ordinary share, shares issued		8,387,500
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary share, shares authorized		500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00008
Shares issued	[2]
Ordinary Shares [Member] | Class B Ordinary Shares [Member] | Star Blessings Limited [Member]
Equity [Line Items]
Ordinary share, shares issued		2,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 11)
[2]	Retrospectively restated for effect of share reorganization (see Note 11)